Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at October 1, 2024 and 2023	$ 613	$ 309
(Reversal) Provision of expected credit losses	(474)	300
Effect of exchange rate changes	(2)	4
Balance at September 30, 2025 and 2024	$ 137	$ 613